COVID-19 pandemic (Details)	3 Months Ended
Mar. 31, 2021
Obuasi site
Disclosure of non-adjusting events after reporting period [line items]
Percentage of workforce vaccinated	33.00%
Iduapriem site
Disclosure of non-adjusting events after reporting period [line items]
Percentage of workforce vaccinated	67.00%
Siguiri site
Disclosure of non-adjusting events after reporting period [line items]
Percentage of workforce vaccinated	33.00%
Percentage of high-risk workforce vaccinated	100.00%
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Production capacity	60.00%
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Production capacity	80.00%